Discontinued Operations (Details Textual)	1 Months Ended
Mar. 31, 2020 USD ($)
Exchange for cash consideration	$ 600,000
BVI-ACM [Member]
Disposition of purchase agreement	The Company, BVI-ACM, a wholly owned subsidiary of the Company, and Mr. Xianfu Han and Mr. Weili He (the "Purchasers"), two former officers (CEO and CFO) and collectively held less than 5% ordinary shares of the Company currently, entered into a share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the Purchasers agreed to purchase BVI-ACM in exchange for cash consideration of $600,000.